Convertible subordinated debt (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Subordinated Debt [Abstract]
Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt
The changes in the outstanding amounts of convertible subordinated debt are as follows:

6.50% convertible unsecured notes, due 2014
Liability at redemption value at date of issuance	150,000
Conversion component at date of issuance	(23,601)
Liability component at date of issuance	126,399

Balance December 31, 2011	135,078
Conversion of notes	(139,407)
Accrual of interest	4,329
Balance December 31, 2012	—